DISCONTINUED OPERATIONS (The Operating Results From Discontinued Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major classes of line items constituting pretax profit of discontinued operations
Gain on deconsolidation of the subsidiary, net of income tax	¥ 10,160	¥ 0
Net income from discontinued operations, net of income tax	12,343	15,327
Qufan [Member]
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	7,398	59,465
Cost of services	(1,885)	(15,613)
Sales and marketing	(1,938)	(13,682)
General and administrative	(443)	(3,977)
Service development expenses	(688)	(9,749)
Other income that are not major	77	542
Income from discontinued operations, before income tax	2,521	16,986
Income tax expense	(338)	(1,659)
Income from discontinued operations, net of income tax	2,183	15,327
Gain on deconsolidation of the subsidiary, net of income tax	10,160
Net income from discontinued operations, net of income tax	¥ 12,343	¥ 15,327